Hartford Large Cap Growth ETF Investment Strategy - Hartford Large Cap Growth ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks covering industries, companies and market capitalizations that the sub-adviser, Wellington Management Company LLP (the “Sub-Adviser” or “Wellington Management”), believes exhibit long-term growth potential. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large capitalization companies. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund. Wellington Management uses fundamental analysis to identify companies with improving operating characteristics for purchase. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market, including, but not limited to, the information technology, consumer discretionary, and communication services sectors. The Fund defines large-cap securities as companies with market caps within the collective range of the Russell 1000 Index and S&P 500 Index. As of September 30, 2025, this range was approximately $1.07 billion to $4.55 trillion. The market capitalization range of these indices changes over time.